Finance Costs	6 Months Ended
Jun. 30, 2019
Borrowing costs [abstract]
Finance Costs
6.	FINANCE COSTS

Accretion expenses of approximately RMB1,376 million (six months ended 30 June 2018: approximately RMB1,253 million) relating to the provision for dismantlement liabilities have been recognised in the interim condensed consolidated statement of profit or loss and other comprehensive income for the six months ended 30 June 2019.